Property, plant and equipment - Types and Classes of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Land	$ 23,481	$ 23,482
Buildings	285,487	273,913
Other property, plant and equipment	62,739	34,960
Transport equipment	9,165	9,487
Supplies and accessories	4,139	4,798
Office equipment	1,158	1,355
Network and communication equipment	1,605	1,872
Mining assets	154,715	60,284
IT equipment	2,092	3,147
Energy generating assets	2,893	3,253
Constructions in progress	1,834,041	1,328,508
Machinery, plant and equipment	1,228,422	981,779
Total	3,609,937	2,726,838	$ 2,012,225
Description Of Classes Of Property, Plant And Equipment [Abstract]
Pumps	61,385	32,120
Conveyor Belt	16,589	17,135
Crystallizer	56,930	48,582
Plant Equipment	285,653	163,594
Tanks	39,422	25,923
Filter	69,246	47,976
Electrical equipment/facilities	110,255	110,275
Other Property, Plant & Equipment	68,967	112,628
Site Closure	40,696	36,673
Piping	142,013	107,481
Well	156,621	177,708
Pond	34,957	41,729
Spare Parts	145,688	59,955
Total	1,228,422	981,779
Historical cost
Property, plant and equipment [abstract]
Land	23,481	23,482
Buildings	851,706	803,398
Other property, plant and equipment	291,053	250,058
Transport equipment	22,143	21,343
Supplies and accessories	31,132	29,426
Office equipment	13,346	13,141
Network and communication equipment	11,644	10,878
Mining assets	341,837	230,803
IT equipment	29,384	31,197
Energy generating assets	38,929	38,540
Constructions in progress	1,834,041	1,328,508
Machinery, plant and equipment	4,189,794	3,716,440
Total	7,678,490	6,497,214
Description Of Classes Of Property, Plant And Equipment [Abstract]
Total	4,189,794	3,716,440
Accumulated depreciation and amortization
Property, plant and equipment [abstract]
Buildings	(566,219)	(529,485)
Other property, plant and equipment	(228,314)	(215,098)
Transport equipment	(12,978)	(11,856)
Supplies and accessories	(26,993)	(24,628)
Office equipment	(12,188)	(11,786)
Network and communication equipment	(10,039)	(9,006)
Mining assets	(187,122)	(170,519)
IT equipment	(27,292)	(28,050)
Energy generating assets	(36,036)	(35,287)
Machinery, plant and equipment	(2,961,372)	(2,734,661)
Total	(4,068,553)	(3,770,376)
Description Of Classes Of Property, Plant And Equipment [Abstract]
Total	$ (2,961,372)	$ (2,734,661)